Expense Example - Class A2 Shares - Federated Hermes Short-Intermediate Municipal Fund - A	Nov. 17, 2021 USD ($)
Expense Example:
1 Year	$ 231
3 Years	405
5 Years	593
10 Years	$ 1,137